                           JPMORGAN U.S. EQUITY FUNDS

                         JPMorgan Dynamic Small Cap Fund
                                ALL SHARE CLASSES

                        Supplement dated January 5, 2005
                      to the Prospectuses dated May 1, 2004

The following paragraph replaces comparable information under the heading "The Fund's Main Investment Strategy":

     Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, real estate investment trusts (REITs), depositary receipts and warrants and rights to buy common stocks.

The following paragraph is added under the heading "The Fund's Main Investment Strategy":

     The Fund's investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Effective February 19, 2005, the following paragraph under the heading "The Fund's Main Investment Strategy" is hereby deleted in its entirety:

     The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Effective February 19, 2005, the information under the heading "Investment Process" is hereby deleted in its entirety and replaced with the following:

     In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a process that combines research, valuation and stock selection. The adviser makes purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the adviser's research and portfolio management team. Essentially, historical data is used to define the investment universe of companies that have met what the adviser considers to be the key criteria for success. Then, the adviser performs a more subjective business and management analysis to form a view on future stock potential. Finally, a disciplined, systematic portfolio construction process is employed to overweight the stocks that are the most attractive and underweight those stocks are the least attractive, while also trying to minimize uncompensated risks relative to the benchmark.

     The adviser may sell a security for several reasons. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may also sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential. Finally, the adviser may also sell a security due to opportunity cost, i.e. a new company appears more attractive than a current holding or to optimize overall portfolio characteristics as part of the portfolio construction process.

Effective February 19, 2005, under the heading "The Fund's Past Performance," the last sentence of the first paragraph is hereby deleted and replaced with the following information with regard to the benchmark:

     The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index and the Russell 2000(R) Growth Index, each a broad-based index, and Lipper Small-Cap Core Funds Index, a broad-based index. In the past, the Fund has compared its performance to the S&P SmallCap 600/BARRA Growth Index, but will now compare its performance to the Russell 2000(R) Growth Index. The adviser believes that the Russell 2000(R) Growth Index is more appropriate because it more accurately reflects the Fund's investment strategy.

Effective February 19, 2005, under the heading "The Fund's Past Performance," the Average Annual Total Return table is hereby deleted in its entirety and replaced with the following:

   AVERAGE ANNUAL TOTAL RETURN (%)
   SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*

                                                                       PAST 1 YEAR     PAST 5 YEARS       LIFE OF FUND
   -------------------------------------------------------------------------------------------------------------------
   SELECT CLASS SHARES(1)
   Return Before Taxes                                                       39.04             6.22              11.46
   Return After Taxes on Distributions                                       39.04             5.41              10.82
   Return After Taxes on Distributions and Sale of Fund Sales                23.29             1.97               9.90
   CLASS A SHARES
   Return Before Taxes                                                       30.51             4.59              10.17
   Return After Taxes on Distributions                                       30.51             3.79               9.54
   Return After Taxes on Distributions and Sale of Fund Sales                19.83             3.68               8.73
   CLASS B SHARES
   Return Before Taxes                                                       32.66             4.83              10.43
   CLASS C SHARES(1)
   Return Before Taxes                                                       36.64             5.14              10.42
   SELECT CLASS SHARES(2)
   Return Before Taxes                                                       39.04             6.22              11.46
   Return After Taxes on Distributions                                       39.04             5.41              10.82
   Return After Taxes on Distributions and Sale of Fund Sales                23.29             1.97               9.90
   RUSSELL 2000(R) GROWTH INDEX^
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                       47.25             7.13               9.47
   S&P SMALLCAP 600/BARRA GROWTH INDEX^
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                       38.79             9.67              11.36

   LIPPER SMALL-CAP CORE FUNDS INDEX^
   (REFLECTS NO DEDUCTION FOR TAXES)                                         40.90             9.39              11.11

* The Fund commenced operations on 5/19/97. Performance for the indexes is from 5/31/97.

(1) Class C Shares was launched on 1/7/98. The performance for the period before Class C Shares is based on the performance of Class B Shares of the Fund.

(2) The Fund performance for the period before the Select Class Shares was launched on 4/5/99 is based on the performance of the Fund's Class A Shares, which is invested in the same portfolio of securities, but which are not being offered in this prospectus.

^   Investors cannot invest directly in an index.

                                                                    SUP-DSC-105

                           JPMORGAN U.S. EQUITY FUNDS

                         JPMorgan Small Cap Equity Fund
                               ALL SHARE CLASSES

                        Supplement dated January 5, 2005
                     to the Prospectuses dated May 1, 2004



The following paragraph replaces comparable information under the heading "The Fund's Main Investment Strategy" is hereby inserted:

     Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, real estate investment trusts (REITs), depositary receipts and warrants and rights to buy common stocks.

The following paragraph is added under the heading "The Fund's Main Investment Strategy":

     The Fund's investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Effective February 19, 2005, the following paragraph under the heading "The Fund's Main Investment Strategy" is hereby deleted in its entirety:

     The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-back securities and at the same time contacts to buy back very similar securities on a future date.

Effective February 19, 2005, the information under the heading "Investment Process" is hereby deleted in its entirety and replaced with the following:

     In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser employs a process that combines research, valuation and stock selection. The adviser makes purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the adviser's research and portfolio management team. Essentially, historical data is used to define the investment universe of companies that have met what the adviser considers to be the key criteria for success. Then, the adviser performs a more subjective business and management analysis to form a view on future stock potential. Finally, a disciplined, systematic portfolio construction process is employed to overweight the stocks that are the most attractive and underweight those stocks are the least attractive, while also trying to minimize uncompensated risks relative to the benchmark.

     The adviser may sell a security for several reasons. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may also sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential. Finally, the adviser may also sell a security due to opportunity cost, i.e. a new company appears more attractive than a current holding or to optimize overall portfolio characteristics as part of the portfolio construction process.

                                                                    SUP-SCE-105